Share based payment - Summary of Expense Recognised For Employee Services Received during the Year (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Expense from share-based payment transactions [abstract]
Expense arising from equity-settled share-based payment transactions	$ 2,489	$ 2,517	$ 189
Expense arising from repurchases vested stock options			31
Expense arising from cash settled share based payments transactions		422	102
Total expense arising from share-based payment transactions	$ 2,489	$ 2,939	$ 322